[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT
DECEMBER 31, 2002

CREDIT SUISSE TRUST
- SMALL CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

     For the 12 months ended December 31, 2002, Credit Suisse Trust-- Small Cap Value Portfolio(1) (the "Portfolio") had a loss of 9.06%, versus declines of 20.48% and 11.42%, respectively, for the Russell 2000 Index(2) and the Russell 2000 Value Index.(3)

     The year was another poor one for the U.S. stock market. While equities ended 2001 on a positive note, recovering from their post-September 11 plunge, a confluence of negative developments sent equities spiraling downward again through much of 2002. Despite some encouraging economic data -- the U.S. avoided a feared recession -- investors seemed increasingly concerned about lackluster profits, geopolitical tensions and, most importantly for the U.S. market, a decreased confidence in corporate managements and Wall Street analysts. Those general worries temporarily faded in October and November, but stocks struggled in December and prominent equity indexes ended the year with double-digit declines. Value stocks outperformed growth stocks across the market-cap spectrum but had poor results in absolute terms.

     Against this backdrop, the Portfolio had a loss but outperformed its benchmarks. Stocks that helped the Portfolio's relative return included its consumer, health-care, energy and financial-services holdings. Stocks that contributed negatively to the Portfolio's relative return included its materials and processing holdings.

     As we look ahead to a new year, after three successive negative years for stocks, we believe that economic growth could soon return to its secular pace. On the consumer side, we believe that real disposable income will continue on a healthy uptrend, and monetary policy should remain friendly. We also see signs of some revival in capital spending. Finally, a significant stimulative fiscal package will likely be adopted in 2003.

     With that view in mind, we think that many attractive opportunities exist in the wake of three successive negative years for stocks. When the market does show signs of a sustainable recovery, we expect it to be paced by a broad range of value-oriented, mainstream industries and companies. We particularly favor the pharmaceutical, financial, energy and consumer-staples sectors at present.

     We continue to approach technology and telecommunications stocks with caution, and plan to limit our exposure here over the intermediate term. We will of course seek opportunities to purchase tech stocks on a company-specific basis as fundamentals warrant in our judgement.

Sincerely yours,

The Credit Suisse Value Team

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

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           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO(1),
          THE RUSSELL 2000 INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(3)
                     FROM INCEPTION (11/30/01). (UNAUDITED)

[CHART]

            CREDIT SUISSE TRUST -- SMALL CAP    RUSSELL 2000            RUSSELL 2000 VALUE
            VALUE PORTFOLIO(1) -- $9,640        INDEX(2) -- $8,443      INDEX(3) -- $9,400
Nov-2001            $10,000                            $10,000                 $10,000
Dec-2001            $10,600                            $10,617                 $10,612
Jan-2002            $10,720                            $10,507                 $10,753
Feb-2002            $11,010                            $10,219                 $10,819
Mar-2002            $11,510                            $11,040                 $11,629
Apr-2002            $11,730                            $11,141                 $12,038
May-2002            $11,239                            $10,646                 $11,640
Jun-2002            $10,909                            $10,118                 $11,383
Jul-2002            $ 9,800                            $ 8,590                 $ 9,691
Aug-2002            $10,049                            $ 8,569                 $ 9,649
Sep-2002            $ 9,310                            $ 7,954                 $ 8,960
Oct-2002            $ 9,430                            $ 8,209                 $ 9,094
Nov-2002            $ 9,840                            $ 8,941                 $ 9,820
Dec-2002            $ 9,640                            $ 8,443                 $ 9,400

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)
                -------------------------------------------------
                           1 YEAR    SINCE INCEPTION
                           ------    ---------------
                           (9.06%)       (3.31%)

----------------------
(1) Fee waivers and/or expense reimbursements reduced expenses for the portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

(3) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                                ---------     ----------
COMMON STOCKS (93.0%)

AEROSPACE & DEFENSE (1.3%)
     DRS Technologies, Inc.*                                                      3,770       $  118,114
                                                                                              ----------
AUTO COMPONENTS (0.9%)
     Modine Manufacturing Co.                                                     4,770           84,047
                                                                                              ----------
BANKS (16.7%)
     Alabama National Bancorp.                                                    2,100           91,350
     Cullen/Frost Bankers, Inc.                                                   3,190          104,313
     First Financial Holdings, Inc.                                               6,170          152,769
     FirstFed Financial Corp.*                                                    4,760          137,802
     FirstMerit Corp.                                                             4,820          104,401
     Hudson United Bancorp.                                                       5,310          165,141
     Independent Bank Corp.                                                       8,590          195,852
     Prosperity Bancshares, Inc.                                                  8,000          152,000
     Sky Financial Group, Inc.                                                    4,800           95,328
     Susquehanna Bancshares, Inc.                                                 6,370          132,305
     Webster Financial Corp.                                                      5,950          207,060
                                                                                              ----------
                                                                                               1,538,321
                                                                                              ----------
CHEMICALS (3.2%)
     Cambrex Corp.                                                                3,200           96,672
     H.B. Fuller Co.                                                              6,770          175,207
     OM Group, Inc.                                                               3,020           20,778
                                                                                              ----------
                                                                                                 292,657
                                                                                              ----------
COMMERCIAL SERVICES & SUPPLIES (5.1%)
     Banta Corp.                                                                  5,380          168,233
     United Stationers, Inc.*                                                     5,050          145,445
     Watson Wyatt & Company Holdings*                                             7,030          152,902
                                                                                              ----------
                                                                                                 466,580
                                                                                              ----------
CONSTRUCTION & ENGINEERING (1.8%)
     EMCOR Group, Inc.*                                                           3,150          166,981
                                                                                              ----------
CONTAINERS & PACKAGING (3.3%)
     AptarGroup, Inc.                                                             6,180          193,063
     Myers Industries, Inc.                                                      10,700          114,490
                                                                                              ----------
                                                                                                 307,553
                                                                                              ----------
ELECTRIC UTILITIES (1.2%)
     OGE Energy Corp.                                                             6,210          109,296
                                                                                              ----------
ELECTRICAL EQUIPMENT (5.8%)
     AMETEK, Inc.                                                                 7,610          292,909
     Brady Corp.                                                                  4,620          154,077
     C&D Technologies, Inc.                                                       4,850           85,699
                                                                                              ----------
                                                                                                 532,685
                                                                                              ----------

                See Accompanying Notes to Finanical Statements.

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                                ---------     ----------
COMMON STOCKS (CONTINUED)

ELECTRONIC EQUIPMENT & INSTRUMENTS (9.3%)
     Electro Scientific Industries, Inc.*                                         9,220       $  184,400
     Littelfuse, Inc.*                                                            5,200           87,672
     Pioneer-Standard Electronics, Inc.                                          10,780           98,960
     Rogers Corp.*                                                                5,570          123,933
     Roper Industries, Inc.                                                       3,590          131,394
     Varian, Inc.*                                                                5,230          150,049
     Woodhead Industries, Inc.                                                    6,610           74,693
                                                                                              ----------
                                                                                                 851,101
                                                                                              ----------
ENERGY EQUIPMENT & SERVICES (3.6%)
     Oceaneering International, Inc.*                                             6,970          172,438
     Varco International, Inc.*                                                   9,020          156,948
                                                                                              ----------
                                                                                                 329,386
                                                                                              ----------
FOOD & DRUG RETAILING (2.8%)
     Performance Food Group Co.*                                                  3,370          114,476
     Ruddick Corp.                                                               10,780          147,578
                                                                                              ----------
                                                                                                 262,054
                                                                                              ----------
FOOD PRODUCTS (1.9%)
     Sensient Technologies Corp.                                                  7,770          174,592
                                                                                              ----------
GAS UTILITIES (2.9%)
     National Fuel Gas Co.                                                        6,430          133,294
     WGL Holdings, Inc.                                                           5,460          130,603
                                                                                              ----------
                                                                                                 263,897
                                                                                              ----------
HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
     Arrow International, Inc.                                                    4,400          178,948
     Cooper Companies, Inc.                                                       3,940           98,579
     Invacare Corp.                                                               4,460          148,518
                                                                                              ----------
                                                                                                 426,045
                                                                                              ----------
HOTELS, RESTAURANTS & LEISURE (1.0%)
     Marcus Corp.                                                                 6,460           91,732
                                                                                              ----------
HOUSEHOLD DURABLES (3.4%)
     Ethan Allen Interiors, Inc.                                                  3,530          121,326
     Lancaster Colony Corp.                                                       4,840          189,147
                                                                                              ----------
                                                                                                 310,473
                                                                                              ----------
INDUSTRIAL CONGLOMERATES (4.5%)
     Carlisle Companies, Inc.                                                     3,660          151,451
     Lydall, Inc.*                                                                8,360           94,886
     Teleflex, Inc.                                                               3,800          162,982
                                                                                              ----------
                                                                                                 409,319
                                                                                              ----------

                See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                 SHARES          VALUE
                                                                                ---------     ----------
COMMON STOCKS (CONCLUDED)

INSURANCE (3.5%)
     Brown & Brown                                                                3,100       $  100,192
     HCC Insurance Holdings, Inc.                                                 4,200          103,320
     Horace Mann Educators Corp.                                                  7,690          117,888
                                                                                              ----------
                                                                                                 321,400
                                                                                              ----------
IT CONSULTING & SERVICES (0.8%)
     Keane, Inc.*                                                                 8,440           75,876
                                                                                              ----------
MACHINERY (6.9%)
     ESCO Technologies, Inc.*                                                     4,130          152,810
     Flowserve Corp.*                                                             6,020           89,036
     Graco, Inc.                                                                  6,000          171,900
     Robbins & Myers, Inc.                                                        5,090           93,656
     The Manitowoc Company, Inc.                                                  5,050          128,775
                                                                                              ----------
                                                                                                 636,177
                                                                                              ----------
MEDIA (1.8%)
     Harte-Hanks, Inc.                                                            8,640          161,309
                                                                                              ----------
REAL ESTATE (1.1%)
     Liberty Property Trust                                                       3,250          103,805
                                                                                              ----------
ROAD & RAIL (2.3%)
     Werner Enterprises, Inc.                                                     9,693          208,700
                                                                                              ----------
SOFTWARE (1.6%)
     Progress Software Corp.*                                                    11,380          147,382
                                                                                              ----------
SPECIALTY RETAIL (0.4%)
     Tractor Supply Co.*                                                            900           33,840
                                                                                              ----------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
     MSC Industrial Direct Company, Inc. Class A*                                 6,770          120,168
                                                                                              ----------

TOTAL COMMON STOCKS (COST  $9,494,901)                                                         8,543,490
                                                                                              ----------
                                                                                   PAR
                                                                                  (000)
                                                                                  -----
SHORT-TERM INVESTMENT (7.0%)
     State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 1/02/03
     (Cost  $641,000)                                                              $641          641,000
                                                                                              ----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost  $10,135,901)                                        9,184,490
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                        (129)
                                                                                              ----------
NET ASSETS (100.0%)                                                                           $9,184,361
                                                                                              ==========

------------
*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
For the Year Ended December 31, 2002

ASSETS
     Investments at value (Cost $10,135,901)                                    $  9,184,490
     Cash                                                                                221
     Dividend and interest receivable                                                  8,551
     Receivable from investment adviser                                                5,576
     Receivable for portfolio shares sold                                              2,569
     Prepaid expenses                                                                  5,390
                                                                                ------------
       Total Assets                                                                9,206,797
                                                                                ------------
LIABILITIES
     Administrative services fee payable                                               2,365
     Trustees' fee payable                                                               607
     Other accrued expenses payable                                                   19,464
                                                                                ------------
       Total Liabilities                                                              22,436
                                                                                ------------
NET ASSETS
     Capital stock, $0.001 par value                                                     953
     Paid-in capital                                                              10,235,561
     Undistributed net investment income                                               8,723
     Accumulated net realized loss on investments                                   (109,465)
     Net unrealized depreciation from investments                                   (951,411)
                                                                                ------------
       Net Assets                                                               $  9,184,361
                                                                                ============
     Shares outstanding                                                              952,843
                                                                                ------------
     Net asset value, offering price, and redemption price per share                   $9.64
                                                                                       =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
     Dividends                                                                  $   114,083
     Interest                                                                         8,657
                                                                                -----------
       Total investment income                                                      122,740
                                                                                -----------
EXPENSES
     Investment advisory fees                                                        76,894
     Administrative services fees                                                    17,380
     Legal fees                                                                      38,881
     Printing fees                                                                   25,020
     Audit fees                                                                      17,143
     Custodian fees                                                                   4,388
     Transfer agent fees                                                              1,752
     Trustees' fees                                                                   1,722
     Insurance expense                                                                1,720
     Interest expense                                                                   333
     Miscellaneous expense                                                            1,895
                                                                                -----------
       Total expenses                                                               187,128
     Less: fees waived                                                              (73,762)
                                                                                -----------
       Net expenses                                                                 113,366
                                                                                -----------
          Net investment income                                                       9,374
                                                                                -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
     Net realized loss from investments                                            (108,869)
     Net change in unrealized appreciation (depreciation) from investments       (1,147,828)
                                                                                -----------
     Net realized and unrealized loss from investments                           (1,256,697)
                                                                                -----------
     Net decrease in net assets resulting from operations                       $(1,247,323)
                                                                                ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR          FOR THE PERIOD
                                                                              ENDED                   ENDED
                                                                        DECEMBER 31, 2002     DECEMBER 31, 2001(1)
                                                                        -----------------     --------------------
FROM OPERATIONS
  Net investment income                                                   $       9,374            $       89
  Net realized loss on investments                                             (108,869)               (1,241)
  Net change in unrealized appreciation (depreciation)
    from investments                                                         (1,147,828)              196,417
                                                                          -------------            ----------
    Net increase (decrease) in net assets resulting from operations          (1,247,323)              195,265
                                                                          -------------            ----------
FROM DIVIDENDS
  Dividends from net investment income                                              (95)                   --
                                                                          -------------            ----------
    Net decrease in net assets resulting from dividends                             (95)                   --
                                                                          -------------            ----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                7,137,081             3,243,490
  Reinvestment of dividends                                                          95                    --
  Net asset value of shares redeemed                                           (134,925)               (9,227)
                                                                          -------------            ----------
    Net increase in net assets from capital share transactions                7,002,251             3,234,263
                                                                          -------------            ----------
  Net increase in net assets                                                  5,754,833             3,429,528

NET ASSETS
  Beginning of period                                                         3,429,528                    --
                                                                          -------------            ----------
  End of period                                                           $   9,184,361            $3,429,528
                                                                          =============            ==========
  Undistributed Net Investment Income                                     $       8,723            $       89
                                                                          =============            ==========

---------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                   FOR THE YEAR          FOR THE PERIOD
                                                                      ENDED                   ENDED
                                                                 DECEMBER 31, 2002    DECEMBER 31, 2001(1)
                                                                 -----------------    --------------------
PER SHARE DATA
   Net asset value, beginning of period                              $    10.60              $    10.00
                                                                     ----------              ----------
INVESTMENT OPERATIONS
   Net investment income                                                   0.01                    0.00(2)
   Net gain (loss) on investments
     (both realized and unrealized)                                       (0.97)                   0.60
                                                                     ----------              ----------
       Total from investment operations                                   (0.96)                   0.60
                                                                     ----------              ----------
LESS DIVIDENDS
   Dividends from net investment income                                    0.00(2)                   --
                                                                     ----------              ----------
       Total dividends                                                       --                      --
                                                                     ----------              ----------
NET ASSET VALUE, END OF PERIOD                                       $     9.64              $    10.60
                                                                     ==========              ==========
       Total return(3)                                                    (9.06)%                  6.00%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                          $    9,184              $    3,430
     Ratio of expenses to average net assets                               1.29%                   1.29%(4)
     Ratio of net investment income to average net assets                  0.11%                   0.03%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/reimbursements                        0.84%                   7.44%(4)
   Portfolio turnover rate                                                   14%                      1%

-------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized. For the year ended December 31, 2002, there were no transfer agent credits.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $100 million           .875% of average daily net assets
           Next $100 million            .750% of average daily net assets
           Over $200 million            .500% of average daily net assets

     For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived were $76,894 and $72,030, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $8,788.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $500 million           .075% of average daily net assets
           Next $1 billion              .065% of average daily net assets
           Over $1.5 billion            .055% of average daily net assets

     For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $2,571 and $1,732, respectively.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

     For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $6,021.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $12,550 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $7,553,399 and $1,152,793, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                        FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                         DECEMBER 31, 2002    DECEMBER 31, 2001(1)
                                         -----------------    --------------------
  Shares sold                                 642,472              324,349
  Shares issued in reinvestment of
    dividends                                      10                   --
  Shares redeemed                             (13,092)                (896)
                                              -------              -------
  Net increase                                629,390              323,453
                                              =======              =======

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

     On December 31, 2002, there were no shareholders that held 5% or more of the outstanding shares of the Portfolio.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, Post-October losses, and excise tax regulations.

     The tax characteristics of dividends and distributions paid during the year ended December 31, 2002 and during the period ended December 31, 2001, respectively, for the Portfolio were as follows:

                                   ORDINARY INCOME
                               -----------------------
                               2002               2001
                               ----               ----
                               $ 95                $--

     At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio were as follows:

       Undistributed ordinary income                       $     8,723
       Accumulated realized loss                              (109,465)
       Unrealized depreciation                                (951,411)
                                                           -----------
                                                           $(1,052,153)
                                                           ===========

     At December 31, 2002, the Portfolio had $109,465 in capital loss carryovers available to offset possible future capital gains which expire on December 31, 2010.

     Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio had no net losses arising between November 1, 2002 and December 31, 2002.

     At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $10,135,901, $257,560, $(1,208,971) and $(951,411), respectively.

     At December 31, 2002, the Portfolio reclassified $645 from undistributed net investment income to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of Real Estate Investments Trusts. Net assets were not affected by these reclassifications

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Small Cap Value Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Value Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio`s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------        -------          ---------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee and    Since       Currently retired;     54               None
c/o Credit Suisse Asset       Audit          1999        Executive Vice
Management, LLC.              Committee                  President and
466 Lexington Avenue          Member                     Chief Financial
New York, New York                                       Officer of Pan Am
10017-3140                                               Corporation and
                                                         Pan American
Age: 70                                                  World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz                 Trustee and    Since       Private investor;      53               Director of
2425 North Fish Creek Road    Audit          Trust       Consultant and                          Advo, Inc.
P.O. Box 1287                 Committee      Inception   Director of Fritz                       (direct mail
Wilson, Wyoming 83014         Member                     Broadcasting, Inc.                      advertising)
                                                         and Fritz
Age: 75                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten             Trustee and    Since       Dean of Yale           53               Director of
Box 208200                    Audit          1998(2)     School of                               Aetna, Inc.;
New Haven, Connecticut        Committee                  Management and                          Director of
06520-8200                    Member                     William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation;
Age: 56                                                  Practice of                             Director of
                                                         International                           CarMax Group
                                                         Trade and Finance;                      (used car
                                                         Undersecretary of                       dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

-------------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)                          PORTFOLIOS IN
                                             AND                                   FUND
                              POSITION(S)    LENGTH      PRINCIPAL                 COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------           -------          ---------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                Trustee and    Since       Dean Emeritus and         53               Member of the
301 ICC                       Audit          2001        Distinguished Professor                    Board
Georgetown University         Committee                  of International Affairs                   of The Carlisle
Washington, DC 20057          Member                     at the Edmund A.                           Companies Inc.;
                                                         Walsh School of                            Member of
Age: 65                                                  Foreign Service,                           Selection
                                                         Georgetown University;                     Committee
                                                         Moderator of PBS                           for Truman
                                                         foreign affairs                            Scholars and
                                                         television series                          Henry Luce
                                                                                                    Scholars; Senior
                                                                                                    Associate of
                                                                                                    Center for
                                                                                                    Strategic and
                                                                                                    International
                                                                                                    Studies; Trustee
                                                                                                    of numerous
                                                                                                    world affairs
                                                                                                    organizations
James S. Pasman, Jr.          Trustee and    Since       Currently retired;        55               Director of
c/o Credit Suisse Asset       Audit          1999        President and Chief                        Education
Management, LLC.              Committee                  Operating Officer of                       Management
466 Lexington Avenue          Member                     National InterGroup,                       Corp.
New York, New York                                       Inc. (holding company)
10017-3140                                               from April 1989 to
                                                         March 1991;
Age: 71                                                  Chairman of Permian
                                                         Oil Co. from April 1989
                                                         to March 1991

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)                          PORTFOLIOS IN
                                             AND                                   FUND
                              POSITION(S)    LENGTH      PRINCIPAL                 COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------           -------          ---------------
INDEPENDENT TRUSTEES--(CONCLUDED)

Steven N. Rappaport           Trustee and    Since       Partner of Lehigh         54               None
Lehigh Court, LLC             Audit          1999        Court, LLC since
40 East 52nd Street           Committee                  July 2002;
New York, New York            Chairman                   President of SunGard
10022                                                    Securities Finance, Inc.
                                                         from 2001 to July 2002;
Age: 54                                                  President of Loanet, Inc.
                                                         (on-line accounting
                                                         service) from 1995 to
                                                         2001; Director,
                                                         President, North
                                                         American Operations,
                                                         and former Executive
                                                         Vice President from
                                                         1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals and
                                                         alloys);  Executive Vice
                                                         President, Telerate, Inc.
                                                         (provider of real-time
                                                         information to the
                                                         capital markets)
                                                         from 1987 to 1992;
                                                         Partner in the law firm
                                                         of Hartman & Craven until
                                                         1987
Interested Trustee
William W. Priest(3)          Trustee        Since       Senior Partner and        60               None
Steinberg Priest & Sloane                    1999        Fund Manager,
Capital Management                                       Steinberg Priest &
12 East 49th Street                                      Sloane Capital
12th Floor                                               Management since
New York, New York                                       March 2001; Chairman
10017                                                    and Managing
                                                         Director of CSAM
Age: 61                                                  from 2000 to
                                                         February 2001, Chief
                                                         Executive Officer and
                                                         Managing Director of
                                                         CSAM from 1990 to
                                                         2000

-------------------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
                              HELD WITH         OF TIME
NAME, ADDRESS AND AGE         TRUST             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         -----             ------          ----------------------------------------------
OFFICERS

Laurence R. Smith             Chairman          Since           Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                             2002            CSAM; Associated with JP Morgan Investment Management
Management, LLC                                                 from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.              Vice President    Since           Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset           and Secretary     1999            Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                 Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                            with CS First Boston Investment Management from
New York, New York                                              1994 to 1995; Associated with Division of Enforcement,
10017-3140                                                      U.S. Securities and Exchange Commission from 1991 to
                                                                1994; Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro          Treasurer and     Since           Director and Director of Fund Administration of CSAM;
Credit Suisse Asset           Chief Financial   1999            Associated with CSAM since 1984; Officer of other
Management, LLC               Officer                           Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.     Assistant         Since           Director and Deputy General Counsel; Associated with
Credit Suisse Asset           Secretary         2000            CSAM since January 2000; Associated with the law
Management, LLC                                                 firm of Swidler Berlin Shereff Friedman LLP from
466 Lexington Avenue                                            1996 to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
                              HELD WITH         OF TIME
NAME, ADDRESS AND AGE         TRUST             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         -----             ------          ----------------------------------------------
OFFICERS--(CONCLUDED)

Kimiko T. Fields, Esq.        Assistant         Since           Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset           Secretary         2002            since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

Rocco A. Del Guercio          Assistant         Since           Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer         1999            Associated with CSAM since June 1996; Assistant
Management, LLC                                                 Treasurer, Bankers Trust Co. -- Fund Administration
466 Lexington Avenue                                            from March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                              Supervisor, Dreyfus Corporation from April 1987 to
10017-3140                                                      March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola           Assistant         Since           Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset           Treasurer         2000            since April 2000; Assistant Vice President, Deutsche
Management, LLC                                                 Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                            Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                              from November 1995 to December 1998; Officer of other
10017-3140                                                      Credit Suisse Funds

Age: 39

Robert M. Rizza               Assistant         Since           Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset           Treasurer         2002            Administrative Officer of CSAM from March 1998 to
Management, LLC                                                 December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                            Trust Co. from April 1994 to March 1998; Officer of
New York, New York                                              other Credit Suisse Funds
10017-3140

Age: 37

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST--SMALL CAP VALUE PORTFOLIO
TAX INFORMATION LETTER (UNAUDITED)
DECEMBER 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended December 31, 2002, the percentage of the Portfolio's investment income (i.e., net investment income plus short-term' capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

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






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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCV-2-1202